Commitments and Contractual Obligations	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Commitments and Contractual Obligations
24. Commitments and Contractual Obligations
The Company’s commitments and contractual obligations, not recorded on the consolidated statement of financial position, at December 31, 2018, include:

	2019	2020	2021	2022 and later

Operating leases	$9,305	$8,145	$7,794	$39,446
Purchase obligations	30,883	234	148	278
Totals	$40,188	$8,379	$7,942	$39,724

Purchase obligations as at December 31, 2018 relate primarily to mine development expenditures in Greece and Canada as well as operating costs in Turkey.
As of 31 December, 2018, Hellas Gold, a subsidiary of Eldorado, had entered into off-take agreements pursuant to which Hellas Gold agreed to sell a total of 52,500 dry metric tonnes of zinc concentrates, 5,250 dry metric tonnes of lead/silver concentrates, and 241,000 dry metric tonnes of gold concentrate, through the year ending December 31, 2019.
In April 2007, Hellas Gold agreed to sell to Silver Wheaton (Caymans) Ltd., a subsidiary of Wheaton Precious Metals (“Wheaton Precious Metals”) all of the payable silver contained in lead concentrate produced within an area of approximately seven square kilometers around Stratoni. The sale was made in consideration of a prepayment to Hellas Gold of $57.5 million in cash, plus a fixed price per ounce of payable silver to be delivered based on the lesser of $3.90 and the prevailing market price per ounce, adjusted higher by 1% every year. The Agreement was amended in October 2015 to provide for increases in the fixed price paid by Wheaton Precious Metals upon completion of certain expansion drilling milestones. 10,000 meters of expansion drilling was reached during the second quarter of 2018 and in accordance with the terms of the agreement, the fixed price has been adjusted by an additional $2.50 per ounce. Accordingly, the fixed price as of July 1, 2018 is equal to $6.77 per ounce.
As at December 31, 2018, Tuprag Metal Madencilik Sanayi Ve Ticaret A.S. (“Tuprag”), a subsidiary of Eldorado had entered into off-take agreements pursuant to which Tuprag agreed to sell a total of 45,000 dry metric tonnes of gold concentrate through the year ending December 31, 2019.